UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22435

Kayne Anderson Energy Development Company

(Exact name of registrant as specified in charter)

811 Main Street, 14th Floor

Houston, Texas 77002

(Address of principal executive offices) (Zip code)

David Shladovsky, Esq.

KA Fund Advisors, LLC

811 Main Street, 14th Floor

Houston, Texas 77002

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 493-2020

Date of fiscal year end: November 30, 2014

Date of reporting period: August 31, 2014

Item 1:    Schedule of Investments.

KAYNE ANDERSON ENERGY DEVELOPMENT COMPANY

SCHEDULE OF INVESTMENTS

AUGUST 31, 2014

(amounts in 000’s)

(UNAUDITED)

Description	No. of Shares/Units	Value
Long-Term Investments — 154.6%
Equity Investments(1) — 154.6%
Public MLP and Other Equity — 147.4%
Access Midstream Partners, L.P.	232	$14,926
Alliance Holdings GP, L.P.	71	5,099
AmeriGas Partners, L.P.	44	2,045
Arc Logistics Partners LP	237	6,177
Atlas Pipeline Partners, L.P.	105	3,878
Buckeye Partners, L.P.	121	9,550
Capital Product Partners L.P.	337	3,692
Capital Product Partners L.P. — Class B Units(2)(3)	606	6,630
Compressco Partners, L.P.	104	2,802
Crestwood Equity Partners LP	105	1,343
Crestwood Midstream Partners LP	902	21,075
DCP Midstream Partners, LP	475	26,902
Dynagas LNG Partners LP	108	2,617
El Paso Pipeline Partners, L.P.(4)	123	5,095
Emerge Energy Services LP(5)	321	46,244
Enable Midstream Partners, LP	67	1,710
Enbridge Energy Management, L.L.C.(6)	46	1,649
Enbridge Energy Partners, L.P.	164	5,968
EnLink Midstream Partners, LP	287	8,890
Enduro Royalty Trust	167	2,197
Energy Transfer Equity, L.P.	27	1,607
Energy Transfer Partners, L.P.(7)	708	40,698
Enterprise Products Partners L.P.(7)	787	31,985
EV Energy Partners, L.P.	287	11,992
Exterran Partners, L.P.	210	6,104
Foresight Energy LP	130	2,467
Global Partners LP	205	8,817
Golar LNG Partners LP	96	3,637
Höegh LNG Partners LP(8)	22	570
Holly Energy Partners, L.P.	77	2,798
Kinder Morgan, Inc.(4)	266	10,709
Kinder Morgan Management, LLC(4)(6)	258	25,228
Legacy Reserves LP	117	3,582
LRR Energy, L.P.	19	364
Magellan Midstream Partners, L.P.	43	3,617
MarkWest Energy Partners, L.P.(5)	377	30,082
Mid-Con Energy Partners, LP	171	3,823
Midcoast Energy Partners, L.P.	318	7,162
ONEOK Partners, L.P.	435	25,824
PBF Logistics LP	17	429
Plains All American Pipeline, L.P.(5)	206	12,318
Plains GP Holdings, L.P. — Unregistered(2)(5)(9)	918	27,453
QEP Midstream Partners, LP	62	1,622
Regency Energy Partners LP	1,596	52,631
Sprague Resources LP	207	5,392
Summit Midstream Partners, LP	272	15,047

KAYNE ANDERSON ENERGY DEVELOPMENT COMPANY

SCHEDULE OF INVESTMENTS

AUGUST 31, 2014

(amounts in 000’s)

(UNAUDITED)

Description	No. of Shares/Units	Value
Public MLP and Other Equity (continued)

SunCoke Energy Partners, L.P.	258	$7,807
Sunoco Logistics Partners L.P.	77	3,810
Tallgrass Energy Partners, LP	116	4,943
Targa Resources Corp.	18	2,442
Targa Resources Partners LP	130	9,698
Transocean Partners LLC(8)	26	727
USA Compression Partners, LP	91	2,381
VTTI Energy Partners LP(8)	15	413
Western Gas Partners, LP	183	14,196
Westlake Chemical Partners LP(8)	10	313
Williams Partners L.P.	692	36,664

		597,841

Private MLP(2)(5)(10) — 7.2%
VantaCore Partners LP — Common Units	2,187	17,975
VantaCore Partners LP — Class A Preferred Units	456	7,775
VantaCore Partners LP — Class B Preferred Units	202	3,447

		29,197

Total Long-Term Investments — 154.6% (Cost — $371,800)		627,038

Liabilities
Debt		(105,000)
Deferred Tax Liability		(117,072)
Other Liabilities		(16,554)

Total Liabilities		(238,626)
Other Assets		17,219

Total Liabilities in Excess of Other Assets		(221,407)

Net Assets		$405,631

(1)	Unless otherwise noted, equity investments are common units/common shares.

(2)	Fair valued security, restricted from public sale.

(3)	Class B Units are convertible on a one-for-one basis into common units of Capital Product Partners L.P. (“CPLP”) and are senior to the common units in terms of liquidation preference and priority of distributions. The Class B Units pay quarterly cash distributions of $0.21375 per unit and are convertible at any time at the option of the holder. If CPLP increases the quarterly cash distribution per common unit, the distribution per Class B Unit will increase by an equal amount. If CPLP does not redeem the Class B Units by May 2022, then the distribution increases by 25% per quarter to a maximum of $0.33345 per unit. CPLP may require that the Class B Units convert into common units after May 2015 if the common unit price exceeds $11.70 per unit, and the Class B Units are callable after May 2017 at a price of $9.27 per unit and after May 2019 at $9.00 per unit.

(4)	On August 10, 2014, Kinder Morgan, Inc. announced that it will acquire all of the outstanding equity securities of Kinder Morgan Management, LLC, Kinder Morgan Energy Partners, L.P. and El Paso Pipeline Partners, L.P. As of August 31, 2014, the Company did not hold any securities of Kinder Morgan Energy Partners, L.P.

(5)	The Company believes that it is an affiliate of Emerge Energy Services LP, MarkWest Energy Partners, L.P., Plains GP Holdings, L.P. (“Plains GP”), Plains All American Pipeline, L.P. and VantaCore Partners LP (“VantaCore”).

(6)	All or a portion of dividends or distributions are paid-in-kind.

(7)	In lieu of cash distributions, the Company has elected to receive distributions in additional units through the partnership’s dividend reinvestment program.

(8)	Security is not currently paying cash distributions, but is expected to pay cash distributions within the next 12 months.

(9)	The Company holds an interest in Plains AAP, L.P. (“PAA GP”), which controls the general partner of Plains All American, L.P. The Company’s ownership of PAA GP is exchangeable into shares of Plains GP (which trades on the NYSE under the ticker “PAGP”) on a one-for-one basis at the Company’s option.

(10)	On August 18, 2014, VantaCore executed an agreement to merge with and into a subsidiary of Natural Resource Partners L.P. (“NRP”), a publicly traded master limited partnership. On October 1, 2014, the transaction closed, and the Company received 1,983 NRP common units as consideration for its equity interests in VantaCore. These units are unregistered and subject to a 180-day lock-up agreement, and a portion of these units was placed in escrow to cover potential indemnification claims. Because the merger agreement was signed prior to quarter-end, the Company valued its equity interests in VantaCore as of August 31, 2014 as if the transaction had closed. For purposes of the Schedule of Investments, the aggregate fair value of VantaCore has been allocated to each class of equity security based on its pro rata share of the merger consideration as of August 31, 2014.

KAYNE ANDERSON ENERGY DEVELOPMENT COMPANY

SCHEDULE OF INVESTMENTS

AUGUST 31, 2014

(amounts in 000’s)

(UNAUDITED)

From time to time, certain of the Company’s investments may be restricted as to resale. For instance, private investments that are not registered under the Securities Act of 1933, as amended, cannot be offered for public sale in a non-exempt transaction without first being registered. In other cases, certain of the Company’s investments have restrictions such as lock-up agreements that preclude the Company from offering these securities for public sale.

At August 31, 2014, the Company held the following restricted investments:

Investment	Acquisition Date	Type of Restriction	Number of Units (in 000s)	Cost Basis (GAAP)	Fair Value	Fair Value Per Unit	Percent of Net Assets	Percent of Total Assets
Level 3 Investments(1)
Capital Product Partners L.P.
Class B Units	(2)	(3)	606	$4,591	$6,630	$10.94	1.6%	1.0%
Plains GP Holdings, L.P.
Common Units	(2)	(4)	918	3,292	27,453	29.90	6.8	4.3
VantaCore Partners LP(5)
Class A Common Units	(2)	(6)	2,187	17,780	17,975	8.22	4.4	2.8
Class A Preferred Units	(2)	(6)	456	4,768	7,775	17.04	1.9	1.2
Class B Preferred Units	(2)	(6)	202	2,843	3,447	17.04	0.9	0.5

Total				$33,274	$63,280		15.6%	9.8%

(1)	Securities are valued using inputs reflecting the Company’s own assumptions.

(2)	Security was acquired at various dates during the nine months ended August 31, 2014 and/or in prior fiscal years.

(3)	Unregistered or restricted security of a publicly-traded company.

(4)	The Company holds an interest in PAA GP, which controls the general partner of Plains All American, L.P. The Company’s ownership of PAA GP is exchangeable into shares of Plains GP (which trades on the NYSE under the ticker “PAGP”) on a one-for-one basis at the Company’s option. The Company agreed to a 15-month lock-up on any Plains GP shares it receives in exchange for its ownership in PAA GP (lock-up expires in January 2015).

(5)	On August 18, 2014, VantaCore executed an agreement to merge with and into a subsidiary of Natural Resource Partners L.P. (“NRP”), a publicly traded master limited partnership. On October 1, 2014, the transaction closed, and the Company received 1,982,526 NRP common units as consideration for its equity interests in VantaCore. These units are unregistered and subject to a 180-day lock-up agreement. Because the merger agreement was signed prior to quarter-end, the Company valued its equity interests in VantaCore as of August 31, 2014 as if the transaction had closed. For purposes of this table, the aggregate fair value of VantaCore has been allocated to each class of equity security based on its pro rata share of the merger consideration as of August 31, 2014.

(6)	Unregistered security of a private company.

At August 31, 2014, the cost basis of investments for federal income tax purposes was $316,800. At August 31, 2014, gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation of investments	$310,332
Gross unrealized depreciation of investments	(94)

Net unrealized appreciation	$310,238

The identified cost basis of federal tax purposes is estimated based on information available from the Company’s portfolio companies. In some cases, this information is very limited. Accordingly, the actual cost basis may prove higher or lower than the estimated cost basis included in this footnote.

As required by the Fair Value Measurement Topic of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC 820”), the Company has performed an analysis of all assets and liabilities (other than deferred taxes) measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 — Valuations based on quoted unadjusted prices for identical instruments in active markets traded on a national exchange to which the Company has access at the date of measurement.

•

Level 2 — Valuations based on quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Company’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the Company’s assets and liabilities measured at fair value on a recurring basis at August 31, 2014, and the Company presents these assets by security type and description on its Schedule of Investments. Note that the valuation levels below are not necessarily an indication of the risk or liquidity associated with the underlying investment.

	Total	Quoted Prices in Active Markets (Level 1)	Prices with Other Observable Inputs (Level 2)	One or More Unobservable Inputs (Level 3)
Assets at Fair Value
Equity investments	$627,038	$563,758	$—	$63,280

The Company did not have any liabilities that were measured at fair value on a recurring basis at August 31, 2014. For the nine months ended August 31, 2014, there were no transfers between Level 1 and Level 2.

The following table presents the Company’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the nine months ended August 31, 2014.

Nine Months Ended August 31, 2014	Equity Investments
Balance — November 30, 2013	$54,811
Realized gains (losses)	—
Unrealized gains (losses), net	6,275
Purchase	641
Issuances	1,553
Transfers out to Level 1 and 2	—

Balance — August 31, 2014	$63,280

The $6,275 of unrealized gains for the nine months ended August 31, 2014 relate to investments that are still held at August 31, 2014.

The purchase of $641 for the nine months ended August 31, 2014 relates to the Company’s additional investment in VantaCore Partners LP (“VantaCore”) (Class B Preferred Units), which was made in February 2014. The issuance of $1,553 for the nine months ended August 31, 2014 relates to additional units received from VantaCore (Class A Preferred Units) as non-cash distributions.

The Company’s investments are concentrated in the energy sector. The focus of the Company’s portfolio within the energy sector may present more risks than if the Company’s portfolio were broadly diversified across numerous sectors of the economy. A downturn in the energy sector would have a larger impact on the Company than on an investment company that does not concentrate in energy. The performance of securities in the energy sector may lag the performance of other industries or the broader market as a whole. Additionally, to the extent that the Company invests a relatively high percentage of its assets in the securities of a limited number of issuers, the Company may be more susceptible than a more widely diversified investment company to any single economic, political or regulatory occurrence. At August 31, 2014, the Company had the following investment concentrations.

Category	Percent of Long-Term Investments
Securities of energy companies	94.0%
Equity securities	100.0%
Securities of MLPs (1)	95.2%
Largest single issuer	8.4%
Restricted securities	10.1%

(1)	Securities of MLPs consist of preferred and common units of private entities structured as limited partnerships and publicly traded energy-related master limited partnerships and limited liability companies that are treated as partnerships for federal income tax purposes and their affiliates (included affiliates of MLPs that own general partner interests or, in some cases subordinated units, registered or unregistered common units, or other limited partner unites in a MLP).

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Company’s semi-annual report previously filed with the Securities and Exchange Commission on form N-CSR on July 30, 2014 with a file number 811-22435.

Other information regarding the Company is available in the Company’s most recent annual report. This information is also available on the Company’s website at www.kaynefunds.com; or on the website of the Securities and Exchange Commission, www.sec.gov.

Item 2:    Controls and Procedures.

(a) As of a date within 90 days of the filing date of this report, the principal executive officer and the principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:    Exhibits.

The certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KAYNE ANDERSON ENERGY DEVELOPMENT COMPANY

/S/ KEVIN S. MCCARTHY
Name:	Kevin S. McCarthy
Title:	Chairman of the Board of Directors,
President and Chief Executive Officer
Date:	October 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/S/ KEVIN S. MCCARTHY
Name:	Kevin S. McCarthy
Title:	Chairman of the Board of Directors, President and Chief Executive Officer
Date:	October 30, 2014

/S/ TERRY A. HART
Name:	Terry A. Hart
Title:	Chief Financial Officer and Treasurer
Date:	October 30, 2014